Commitments and Contingencies	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies

(22) Commitments and Contingencies

(a) Operating lease commitments

Future minimum lease payments under non-cancelable operating leases as of December 31, 2011 are as follows:

RMB
2011	354

The Company leases warehouses, staff quarters and offices under operating leases. The leases typically run for an initial period of one to three years, with an option to renew the lease after that date at which time all terms are renegotiated. None of the leases includes contingent rentals.

For the year ended December 31, 2011, 2010 and 2009, total rental expenses for non-cancelable operating leases were RMB606 (US$96), RMB728 and RMB1,182, respectively.

(b) Capital commitments

Capital commitments for purchase of property, plant and equipment as of December 31, 2011 were RMB110,218 (US$17,512).

(c) Outstanding bills receivable discounted

As of December 31, 2011, the Company had not retained any recourse obligation in respect of bills receivable discounted with and sold to banks.

(d) Legal Proceedings

We are not currently a party to any material legal proceedings. From time to time, we may be subject to various claims and legal actions arising in the ordinary course of business.